Investments - Additional Information (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Invested assets supporting closed block		$ 5,900.0
Commercial mortgage loan carrying value		1,200.0
Fixed maturity securities fair value		4,800.0
Closed block fixed maturity securities book value		4,700.0
Closed block restricted cash		50.5
Fair value of closed block trading securities		1,100.0
Fixed maturities, at fair value		30,179.3	$ 30,281.3
Fixed maturities, amortized cost		30,654.7	29,599.2
Investments in limited partnerships		130.1	173.0
Impairment caused by decrease in expected tax benefit			18.4
Corporate securities
Investment [Line Items]
Fixed maturities, at fair value		23,691.4	23,932.2
Fixed maturities, amortized cost		$ 24,074.0	$ 23,223.8
Concentration risk percentage		100.00%	100.00%
Other debt obligations
Investment [Line Items]
Fixed maturities, at fair value		$ 1,174.0	$ 719.4
Fixed maturities, amortized cost		$ 1,171.4	$ 715.1
Fixed maturities – AFS
Investment [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Corporate securities
Investment [Line Items]
Fair value of closed block trading securities		$ 918.9
Tax Credit Investments
Investment [Line Items]
Investments in limited partnerships		130.1	$ 173.0
Low-Income Housing Project Investments | Tax Credit Investments
Investment [Line Items]
Investments in limited partnerships		122.3	165.8
Below Investment Grade | Fixed maturities – AFS
Investment [Line Items]
Fixed maturities, at fair value		868.0	1,111.4
Fixed maturities, amortized cost		$ 888.0	$ 1,029.6
Concentration risk percentage		2.90%	3.70%